Note 2 - Going Concern	3 Months Ended
Mar. 31, 2023
Notes to Financial Statements
Substantial Doubt about Going Concern [Text Block]

2.         GOING CONCERN

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which contemplate continuation of the Company as a going concern, and assumes continuity of operations, realization of assets and the satisfaction of liabilities and commitments in the normal course of business. The Company has suffered substantial net losses and negative cash flows from operations in recent years and is dependent on debt and equity financing to fund its operations all of which raise substantial doubt about the Company’s ability to continue as a going concern. Recoverability of a major portion of the recorded asset amounts shown in the accompanying balance sheet is dependent upon the Company’s ability to increase its revenue and meet its financing requirements on a continuing basis and become profitable in its future operations. The accompanying consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded assets or the amounts and classification of liabilities that might be necessary should the Company be unable to continue in existence.

As of the date of this report, the Company does not have enough cash for twelve months of operations. The history of significant losses, the negative cash flow from operations, the limited cash resources on hand and the dependence by the Company on its ability to obtain additional financing to fund its operations after the current cash resources are exhausted raises substantial doubt about the Company’s ability to continue as a going concern. The Company has lowered its expenses through decreasing spending in marketing and research and development. In addition, the Company has purchased inventory for projects in Nigeria, which have been delayed in deployment, and is, therefore, looking into other markets and opportunities to sell or return the product to generate additional cash.